Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of components used in calculation of basic and diluted earnings per share
The following table shows the components used in the calculation of basic and diluted net earnings per common share for earnings attributable to common shareholders.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Net earnings from continuing operations attributable to common shareholders - basic	2,709	2,272
Net earnings from discontinued operations attributable to common shareholders - basic	—	226
Net earnings attributable to common shareholders - basic	2,709	2,498
Dividends declared per common share (in dollars)	3.50	3.33

Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	906.3	904.3
Assumed exercise of stock options(1)	0.4	0.1

Weighted average number of common shares outstanding - diluted (in millions)	906.7	904.4
(1)The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was 3,302,850 in 2021 and 10,783,936 in 2020.